CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income
Balance at beginning of the period at Dec. 31, 2015	$ 200,918	$ 800	$ 102,065	$ 98,053
Balance at beginning of the period (shares) at Dec. 31, 2015		80,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	118,415		118,415
Exercise of stock options	1,434	$ 14	1,420
Exercise of stock options (in shares)		1,376
Dividends	(455,605)			(455,605)
Net income	47,977			47,977
Shares withheld related to net share settlement of stock-based compensation	(9,608)		(9,608)
Balance at end of the period at Dec. 31, 2016	(95,101)	$ 814	211,474	(309,575)
Balance at end of the period (shares) at Dec. 31, 2016		81,437
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13,393		13,393
Exercise of stock options	99	$ 1	98
Exercise of stock options (in shares)		156
Dividends	(2,216)			(2,216)
Other comprehensive loss	43				$ 43
Net income	15,401			15,401
Shares withheld related to net share settlement of stock-based compensation	(2,018)		(2,018)
Shares withheld related to net share settlement of stock-based compensation (in shares)		(58)
Balance at end of the period at Dec. 30, 2017	(76,231)	$ 815	219,095	(296,184)	43
Balance at end of the period (shares) at Dec. 30, 2017		81,535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	10,031		10,031
Exercise of stock options	53		53
Exercise of stock options (in shares)		11
Dividends	(1,523)			(1,523)
Other comprehensive loss	(59)				(59)
Net income	32,594			32,594
Shares withheld related to net share settlement of stock-based compensation	(57)		(57)
Shares withheld related to net share settlement of stock-based compensation (in shares)		(2)
Repurchase of common stock	(1,967)	$ (4)	(1,963)
Repurchase of common stock (shares)		(397)
Balance at end of the period at Sep. 29, 2018	(37,159)	$ 811	227,159	(265,113)	(16)
Balance at end of the period (shares) at Sep. 29, 2018		81,147
Balance at beginning of the period at Dec. 30, 2017	(76,231)	$ 815	219,095	(296,184)	43
Balance at beginning of the period (shares) at Dec. 30, 2017		81,535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13,247		13,247
Exercise of stock options	262	$ 6	256
Exercise of stock options (in shares)		560
Dividends	(1,683)			(1,683)
Other comprehensive loss	(137)				(137)
Net income	57,763			57,763
Shares withheld related to net share settlement of stock-based compensation	(57)		(57)
Shares withheld related to net share settlement of stock-based compensation (in shares)		(2)
Repurchase of common stock	(1,967)	$ (4)	(1,963)
Repurchase of common stock (shares)		(397)
Balance at end of the period at Dec. 29, 2018	28,971	$ 842	268,327	(240,104)	(94)
Balance at end of the period (shares) at Dec. 29, 2018		84,196
Balance at beginning of the period at Jun. 30, 2018	$ (56,801)	$ 811	224,236	(281,834)	(14)
Balance at beginning of the period (shares) at Jun. 30, 2018	81,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 2,923		2,923
Dividends	(309)			(309)
Other comprehensive loss	(2)				(2)
Net income	17,030			17,030
Balance at end of the period at Sep. 29, 2018	(37,159)	$ 811	227,159	(265,113)	(16)
Balance at end of the period (shares) at Sep. 29, 2018		81,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	25,169
Balance at end of the period at Dec. 29, 2018	28,971	$ 842	268,327	(240,104)	(94)
Balance at end of the period (shares) at Dec. 29, 2018		84,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	10,399		10,399
Exercise of stock options	2,708	$ 16	2,692
Exercise of stock options (in shares)		1,579
Dividends	(375)			(375)
Other comprehensive loss	(35)				(35)
Net income	45,692			45,692
Adoption of new accounting standard	500			500
Balance at end of the period at Sep. 28, 2019	87,860	$ 858	281,418	(194,287)	(129)
Balance at end of the period (shares) at Sep. 28, 2019		85,775
Balance at beginning of the period at Jun. 29, 2019	63,952	$ 848	278,671	(215,533)	(34)
Balance at beginning of the period (shares) at Jun. 29, 2019		84,820
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,113		2,113
Exercise of stock options	644	$ 10	634
Exercise of stock options (in shares)		955
Dividends	(56)			(56)
Other comprehensive loss	(95)				(95)
Net income	21,302			21,302
Balance at end of the period at Sep. 28, 2019	$ 87,860	$ 858	$ 281,418	$ (194,287)	$ (129)
Balance at end of the period (shares) at Sep. 28, 2019		85,775